UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            May 12, 2011

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:   $93,113


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Alcon Inc                             Com          H01301102   17,163   103,700  Sh        Defined      02       103,700    0    0
Airgas Inc                            Com          009363102    5,294    79,700  Sh        Defined      02        79,700    0    0
Alberto Culver Co New                 Com          013078100    7,655   205,400  Sh        Defined      02       205,400    0    0
Atheros Communication Inc             Com          04743P108    1,733    38,800  Sh        Defined      02        38,800    0    0
Baldor Electric Co                    Com          057741100   13,632   164,100  Sh        Defined      02       164,100    0    0
Bucyrus Intl Inc New                  Com          118759109    5,953    65,100  Sh        Defined      02        65,100    0    0
Cephalon Inc                          Com          156708109      601     7,900  Sh        Defined      02         7,900    0    0
Comcast Corp New                    Cl A Spl       20030N200      720    31,000  Sh        Defined      02        31,000    0    0
Emergency Medical Services Corp      Cl A          29100P102    2,696    42,400  Sh        Defined      02        42,400    0    0
Enzon Pharmaceuticals Inc             Note         293904AE8      980   785,000  Prn       Defined      02       785,000    0    0
Genzyme Corp                          Com          372917104   13,084   171,800  Sh        Defined      02       171,800    0    0
Hughes Communications Inc             Com          444398101      859    14,400  Sh        Defined      02        14,400    0    0
Ladish Inc                            Com          505754200    2,290    41,900  Sh        Defined      02        41,900    0    0
Pride International Inc               Com          74153Q102    1,679    39,100  Sh        Defined      02        39,100    0    0
Proshares Short QQQ                   Pshs         74347R602    1,565    48,100  Sh        Defined      02        48,100    0    0
RC2 Corp                              Com          749388102      767    27,300  Sh        Defined      02        27,300    0    0
Smurfit-Stone Container Corp          Com          83272A104    1,778    46,000  Sh        Defined      02        46,000    0    0
Talecris Biotherapeutics Hld          Com          874227101   13,794   514,700  Sh        Defined      02       514,700    0    0
Terremark Worldwide Inc               Com          881448203      870    45,800  Sh        Defined      02        45,800    0    0